Employee benefit expenses (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits Expenses [Abstract]
Actuarial gain	$ 79,955	$ 74,931	$ 69,682
Amount recognized in other comprehensive income	$ 79,955	$ 74,931	$ 69,682